Note 8 - Federal Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	3 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
Deferred Tax Asset	November 30, 2012
Net Operating Loss Carryforward	$ 3,611,430
Deferred Tax Asset	373,896
Valuation Allowance	(-373,896)
Deferred Tax Asset (Net)	$ -